Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Measurements

Note 14. Fair Value Measurements

The Company measures and reports its derivative instruments and contingent purchase consideration liabilities at fair value. Fair value is defined as an exit price that would be received for the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

— Level 1:	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

— Level 2:	Observable inputs that reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

— Level 3:	Unobservable inputs reflecting the Company’s own assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

Assets and liabilities measured and recorded at fair value on a recurring basis

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets
Foreign currency contracts(1)	$—	$154	$—	$154

Total assets measured at fair value	$—	$154	$—	$154

Liabilities:
Foreign currency contracts(1)	$—	$10	$—	$10
Contingent purchase consideration liabilities(2)	$—	$—	$1,984	$1,984

Total liabilities measured at fair value	$—	$10	$1,984	$1,994

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets
Foreign currency contracts(1)	$—	$697	$—	$697

Total assets measured at fair value	$—	$697	$—	$697

Liabilities:
Foreign currency contracts(1)	$—	$42	$—	$42
Contingent purchase consideration liabilities(2)	$—	$—	$34,320	$34,320

Total liabilities measured at fair value	$—	$42	$34,320	$34,362

(1)	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.
(2)	The fair values of the contingent purchase consideration liabilities are determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial liabilities:

	Year Ended December 31,
	2012	2013	2014
Fair value – beginning of period	$12,835	$3,395	$1,984
Additions due to acquisitions	2,943	—	33,856
Change in fair value of Level 3 liabilities(3)	(130)	1,237	730
Effects of foreign currency exchange	(467)	—	—
Payments of contingent consideration	(11,786)	(2,648)	(2,250)

Fair value – end of period	$3,395	$1,984	$34,320

(3)	The changes in fair value of the contingent purchase consideration liabilities were due to the passage of time and changes in the probability of achievement used to develop the estimate.

Assets and liabilities measured and recorded at fair value on a non-recurring basis

There were no assets and liabilities measured and recorded at fair value on a non-recurring basis as of December 31, 2013 and 2014, respectively.

Assets and liabilities acquired in business combinations

The inputs used to estimate the fair values of assets and liabilities acquired in business combinations (Note 3) are classified as a Level 3 fair value measurement due to the significance of unobservable inputs using Company specific information. The valuation methodology used to estimate the fair value of assets and liabilities acquired in business combinations is discussed in Note 2.

Assets and liabilities for which fair value is only disclosed

The carrying amounts of cash and cash equivalents, trade accounts receivable and accounts payable reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts.

The fair value of long-term debt as of December 31, 2014 was $230,000 as compared to its carrying amount of $224,925. The valuation of long-term debt considers specific contractual terms, present value concepts and other internal assumptions related to (i) contract maturities; (ii) the uniqueness of the contract terms; and (iii) the Company’s creditworthiness or that of the Company’s counterparties (adjusted for collateral related to the asset positions). Based on the Company’s calculations, the Company expects that the value will react in a generally proportionate manner to changes in the benchmark interest rate. Accordingly, the long-term debt was fair valued at par and was classified as Level 3.

The carrying amount of long-term debt as of December 31, 2013 of $30,000 approximated its fair value. The valuation of long-term debt considers specific contractual terms, present value concepts and other internal assumptions related to (i) contract maturities; (ii) the uniqueness of the contract terms; and (iii) the Company’s creditworthiness or that of the Company’s counterparties (adjusted for collateral related to the asset positions). Based on the Company’s calculations, the Company expects that the value will react in a generally proportionate manner to changes in the benchmark interest rate. Accordingly, the long-term debt was fair valued at par and was classified as Level 3.